OTHER OPERATING INCOME (EXPENSES) - Sale of assets (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Sale of assets
Tax credits arising from final court proceeding in favor of the Company and its subsidiary	R$ 435,698		R$ 3,386,433
Write-off of judicial deposits included in provision for labor, tax and civil contingencies			160,715
Gains (losses) on disposals of non-current assets	425,562	R$ 408,160	R$ 114,853
Rooftops and towers
Sale of assets
Gains (losses) on disposals of non-current assets	R$ 93,257
Number of Structures Sold | item	1,909